Working Capital Facilities (Tables)	9 Months Ended
Jun. 30, 2026
Working Capital Facilities
Schedule of Revolving Credit Facility
	June 30, 2026	September 30, 2025
Opening balance	$17,672	16,283
Exchange difference	(853)	(1)
Payments made during the period	(40,612)	(77,895)
Loan fees amortization	144	104
Loan fees	-	(565)
Cash drawn during the period	42,093	79,757
Closing balance	$18,444	17,683

Schedule of Debt from EXIM Bank
	June 30, 2026	September 30, 2025
Opening balance	$3,061	-
Loan amount withdrawn during the period	18,444	4,845
Debt issuance cost (net of amortization) (June 30, 2026: $215; September 30, 2025: $9)	(1,983)	(1,790)
Interest and accretion	299	6
	$19,821	3,061